John Hancock

Floating Rate Income Fund

Quarterly portfolio holdings 5/31/19

Fund’s investments

As of 5-31-19 (unaudited)

	Rate (%)	Maturity date	Par value^		Value
Term loans (A) 96.0%					$972,846,209
(Cost $1,001,558,503)
Communication services 16.3%					165,447,404

Diversified telecommunication services 5.2%
Crown Subsea Communications Holding, Inc., Term Loan B (1 month LIBOR + 6.000%)	8.486	11-02-25		2,270,058	2,241,682
Cyxtera DC Holdings, Inc., Term Loan B (3 month LIBOR + 3.000%)	5.600	05-01-24		2,976,086	2,811,152
Frontier Communications Corp., 2017 Term Loan B1 (1 month LIBOR + 3.750%)	6.190	06-15-24		9,769,783	9,570,284
Intelsat Jackson Holdings SA, 2017 Term Loan B5	6.625	01-02-24		6,000,000	5,996,280
Level 3 Parent LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	4.689	02-22-24		10,520,000	10,343,790
Masmovil Holdphone SA, EUR Term Loan B1 (B)	TBD	05-22-26	EUR	3,805,007	4,240,137
Masmovil Holdphone SA, EUR Term Loan B2 (B)	TBD	05-22-26	EUR	608,801	678,422
Radiate Holdco LLC, 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.438	02-01-24		5,107,098	5,027,325
Telesat Canada, Term Loan B4 (3 month LIBOR + 2.500%)	5.110	11-17-23		4,877,882	4,816,908
Windstream Services LLC, DIP Term Loan (B)	TBD	02-26-21		1,974,668	1,974,668
Windstream Services LLC, Repriced Term Loan B6 (C)	0.000	03-29-21		5,113,134	5,207,420
Entertainment 1.7%
Technicolor SA, 2017 USD Term Loan B (3 month LIBOR + 2.750%)	5.274	12-06-23		4,677,271	4,139,385
Technicolor SA, EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	12-06-23	EUR	2,141,862	2,201,358
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan (3 month LIBOR + 2.750%)	5.360	05-18-25		10,976,256	10,619,528
Interactive media and services 2.2%
Ancestry.com Operations, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.690	10-19-23		6,181,041	6,167,134
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.180	09-13-24		9,663,136	9,578,584
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan (2 and 3 month LIBOR + 3.000%)	5.575	11-03-23		2,736,758	2,528,764
Uber Technologies, Inc., 2018 Term Loan (1 month LIBOR + 4.000%)	6.453	04-04-25		3,970,000	3,959,241
Media 5.7%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.688	07-23-21		5,499,051	4,753,600
Altice Financing SA, 2017 USD Term Loan B (1 month LIBOR + 2.750%)	5.190	07-15-25		1,296,692	1,238,613
Altice Financing SA, USD 2017 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.182	01-31-26		1,937,861	1,850,657
Altice France SA, USD Term Loan B11 (1 month LIBOR + 2.750%)	5.188	07-31-25		5,098,626	4,840,075
Altice France SA, USD Term Loan B12 (1 month LIBOR + 3.688%)	6.127	01-31-26		2,012,152	1,933,095
AppLovin Corp., 2018 Term Loan B (1 month LIBOR + 3.750%)	6.188	08-15-25		4,142,758	4,140,190
CSC Holdings LLC, 2017 1st Lien Term Loan (1 month LIBOR + 2.250%)	4.690	07-17-25		3,092,954	3,029,178
CSC Holdings LLC, 2019 Term Loan B (1 month LIBOR + 3.000%)	5.440	04-15-27		3,287,510	3,280,114
iHeartCommunications, Inc., Exit Term Loan (B)	TBD	05-01-26		3,587,345	3,588,349
Research Now Group, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 5.500%)	8.083	12-20-24		4,000,696	3,974,692
Tele Columbus AG, 2018 EUR Term Loan A2 (6 month EURIBOR + 3.000%)	3.000	10-15-24	EUR	2,971,534	3,018,125
Telenet Financing USD LLC, USD Term Loan AN (1 month LIBOR + 2.250%)	4.690	08-15-26		2,223,996	2,193,416
Unitymedia Finance LLC, Term Loan B (1 month LIBOR + 2.250%)	4.690	09-30-25		4,183,909	4,160,646
Virgin Media Bristol LLC, USD Term Loan K (1 month LIBOR + 2.500%)	4.940	01-15-26		4,900,000	4,852,862
WeddingWire, Inc., 1st Lien Term Loan (1 month LIBOR + 4.500%)	6.938	12-19-25		2,061,356	2,056,203
Ziggo Secured Finance Partnership, USD Term Loan E (1 month LIBOR + 2.500%)	4.940	04-15-25		9,361,513	9,122,607
Wireless telecommunication services 1.5%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 2.000%)	4.440	04-11-25		6,698,128	6,592,633
Sprint Communications, Inc., 1st Lien Term Loan B (1 month LIBOR + 2.500%)	5.000	02-02-24		6,686,874	6,532,273

2 JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^		Value
Communication services (continued)
Wireless telecommunication services (continued)
Sprint Communications, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	5.500	02-02-24		2,214,768	$2,188,014
Consumer discretionary 12.8%					129,373,534

Auto components 0.3%
Panther BF Aggregator 2 LP, USD Term Loan B (1 month LIBOR + 3.500%)	5.929	04-30-26		2,625,803	2,604,481
Automobiles 1.1%
Drive Chassis Holdco LLC, 2019 2nd Lien Term Loan (3 month LIBOR + 8.250%)	10.834	04-10-26		4,023,691	3,862,743
Thor Industries, Inc., EUR Term Loan B (1 month EURIBOR + 4.000%)	4.000	02-01-26	EUR	2,387,141	2,596,791
Thor Industries, Inc., USD Term Loan B (1 month LIBOR + 3.750%)	6.250	02-01-26		2,704,695	2,630,316
Winter Park Intermediate, Inc., First Lien Term Loan (B)	TBD	04-04-25		2,106,322	2,087,892
Distributors 0.4%
Polyconcept North America Holdings, Inc., USD 2016 Term Loan B (1 month LIBOR + 3.750%)	6.189	08-16-23		3,715,518	3,720,163
Diversified consumer services 2.5%
Legalzoom.com, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 4.500%)	6.930	11-21-24		2,756,944	2,756,944
Midas Intermediate Holdco II LLC, Incremental Term Loan B (3 month LIBOR + 2.750%)	5.351	08-18-21		5,300,957	5,141,928
SRS Distribution, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.688	05-23-25		7,960,535	7,649,597
Swordfish Merger Sub LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.470	02-01-25		3,375,655	3,274,386
Verisure Holding AB, EUR Term Loan B1E (3 month EURIBOR + 3.000%)	3.000	10-20-22	EUR	5,520,000	6,123,008
Hotels, restaurants and leisure 5.3%
Aimbridge Acquisition Company, Inc., 2019 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.236	02-02-26		1,821,298	1,825,852
Aristocrat International Pty, Ltd., 2018 1st Lien Term Loan (3 month LIBOR + 1.750%)	4.342	10-19-24		3,576,658	3,533,953
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	5.188	12-22-24		6,170,091	6,120,731
Carrols Restaurant Group, Inc., Term Loan B (B)	TBD	04-04-26		916,261	910,250
CityCenter Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	4.689	04-18-24		6,531,893	6,463,047
Equinox Holdings, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.438	03-08-24		795,852	792,470
Equinox Holdings, Inc., 2017 2nd Lien Term Loan (1 month LIBOR + 7.000%)	9.438	09-06-24		4,310,000	4,320,775
HNVR Holdco, Ltd., EUR 2017 Term Loan B2 (6 month EURIBOR + 4.250%)	4.250	09-12-23	EUR	3,164,659	3,557,495
HNVR Holdco, Ltd., EUR Term Loan B (6 month EURIBOR + 4.250%)	4.250	09-12-23	EUR	2,157,221	2,424,255
HNVR Holdco, Ltd., Term Loan C (B)	TBD	09-12-25	EUR	2,352,406	2,645,729
Hornblower Sub LLC, 2018 Term Loan B (3 month LIBOR + 4.500%)	7.101	04-27-25		1,690,311	1,688,198
IRB Holding Corp., 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.690	02-05-25		6,872,249	6,796,036
New Red Finance, Inc., Term Loan B3 (1 month LIBOR + 2.250%)	4.688	02-16-24		6,498,990	6,411,644
PCI Gaming Authority, Term Loan (B)	TBD	05-15-26		1,547,728	1,546,861
QCE LLC, PIK, Exit Term Loan (C)	0.000	07-01-19		7,719,850	385,992
Scientific Games International, Inc., 2018 Term Loan B5 (1 and 2 month LIBOR + 2.750%)	5.223	08-14-24		4,225,987	4,154,695
Household durables 0.2%
Keter Group BV, EUR Term Loan B (3 month EURIBOR + 4.250%)	5.250	10-31-23	EUR	1,819,370	1,754,827
Keter Group BV, Term Loan B3A (B)	TBD	10-31-23	EUR	875,226	844,178
Internet and direct marketing retail 0.2%
Trade Me Group, Ltd., Term Loan (3 month LIBOR + 4.250%)	6.826	05-01-26		2,361,991	2,359,038

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND 3

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Leisure products 1.1%
Abe Investment Holdings, Inc., 2019 1st Lien Term Loan (1 month LIBOR + 4.500%)	7.000	02-19-26		3,342,347	$3,328,142
Abe Investment Holdings, Inc., 2019 EUR Term Loan B (1 month EURIBOR + 5.000%)	5.000	02-19-26	EUR	1,166,065	1,299,686
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.938	08-05-24		2,977,330	2,902,897
Mascot Bidco Oy, EUR Term Loan B (3 month EURIBOR + 4.500%)	4.500	02-26-26	EUR	3,446,407	3,868,442
Specialty retail 1.5%
Ascena Retail Group, Inc., 2015 Term Loan B (1 month LIBOR + 4.500%)	7.000	08-21-22		3,600,000	3,017,268
Eyemart Express LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	5.430	08-04-24		2,524,455	2,505,521
Harbor Freight Tools USA, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	4.938	08-18-23		4,264,620	4,132,417
Mavis Tire Express Services Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.680	03-20-25		5,380,174	5,272,570
Textiles, apparel and luxury goods 0.2%
Calceus Acquisition, Inc., Term Loan B (1 month LIBOR + 5.500%)	7.939	02-12-25		2,079,870	2,062,316
Consumer staples 2.6%					26,699,200

Food and staples retailing 1.2%
Albertson’s LLC, Term Loan B7 (1 month LIBOR + 3.000%)	5.439	11-17-25		4,027,926	3,998,361
Albertson’s LLC, USD 2017 Term Loan B6 (1 month LIBOR + 3.000%)	5.438	06-22-23		3,684,296	3,665,359
H-Food Holdings LLC, 2018 Term Loan B (1 month LIBOR + 3.688%)	6.126	05-23-25		4,843,400	4,725,754
Food products 0.2%
Sigma Bidco BV, 2018 EUR Term Loan B (B)	TBD	07-02-25	EUR	1,764,790	1,917,870
Household products 1.0%
KIK Custom Products, Inc., 2015 Term Loan B (1 month LIBOR + 4.000%)	6.428	05-15-23		7,925,945	7,483,440
Reynolds Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%)	5.188	02-05-23		3,176,964	3,147,196
Personal products 0.2%
Coty, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.250%)	4.717	04-07-25		1,842,608	1,761,220
Energy 3.3%					33,960,924

Energy equipment and services 0.6%
Keane Group Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.250	05-25-25		1,389,500	1,359,390
Traverse Midstream Partners LLC, 2017 Term Loan (3 month LIBOR + 4.000%)	6.590	09-27-24		4,902,185	4,838,457
Oil, gas and consumable fuels 2.7%
BCP Renaissance Parent LLC, 2017 Term Loan B (3 month LIBOR + 3.500%)	6.083	10-31-24		3,228,019	3,207,844
BCP Renaissance Parent LLC, Term Loan B2 (3 month LIBOR + 3.500%)	6.075	10-31-24		525,182	512,052
Delek US Holdings, Inc., Initial Term Loan (B)	TBD	03-31-25		3,036,460	3,011,167
Granite Acquisition, Inc., Term Loan B (3 month LIBOR + 3.500%)	6.092	12-19-21		4,222,460	4,220,475
Granite Acquisition, Inc., Term Loan C (3 month LIBOR + 3.500%)	6.101	12-19-21		601,940	601,657
Grizzly Finco, 2018 Term Loan B (3 month LIBOR + 3.250%)	5.850	10-01-25		3,080,333	3,073,125
Murray Energy Corp., 2018 Term Loan B2 (3 month LIBOR + 7.250%)	9.771	10-17-22		9,521,710	7,331,716
Oryx Midstream Services LLC, Term Loan B (B)	TBD	05-10-26		1,945,731	1,942,092
Prairie ECI Acquiror LP, Term Loan B (3 month LIBOR + 4.750%)	7.366	03-11-26		504,711	507,709
Quicksilver Resources, Inc., New 2nd Lien Term Loan (C)	0.000	06-21-19		20,471,900	20,472
Ultra Resources, Inc., 1st Lien Term Loan (1 month LIBOR + 4.000%)	3.215	04-12-24		4,027,205	3,334,768
Financials 8.2%					83,045,609

Capital markets 3.5%
AqGen Ascensus, Inc., 2017 Repriced Term Loan (3 month LIBOR + 4.000%)	6.601	12-03-22		7,455,568	7,450,945

4 JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Capital markets (continued)
Citadel Securities LP, Term Loan B (1 month LIBOR + 3.500%)	5.929	02-22-26		4,075,546	$4,075,546
HENSOLDT Holding GmbH, 2018 EUR Term Loan B3 (3 month EURIBOR + 3.250%)	3.250	02-28-24	EUR	2,550,000	2,794,863
ION Trading Finance, Ltd., USD Incremental Term Loan B (3 month LIBOR + 4.000%)	6.651	11-21-24		5,927,735	5,769,998
Jane Street Group LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	5.438	08-25-22		5,645,057	5,616,832
National Vision, Inc., 2017 Repriced Term Loan (1 month LIBOR + 2.500%)	4.939	11-20-24		3,223,596	3,222,242
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%)	5.688	12-31-25		3,383,979	3,331,798
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan (3 month LIBOR + 5.000%)	7.560	11-28-21		3,163,352	3,107,994
Diversified financial services 1.2%
Crown Finance US, Inc., 2018 USD Term Loan (1 month LIBOR + 2.250%)	4.688	02-28-25		4,336,805	4,257,962
Financiere Mendel SASU, 2019 EUR Term Loan B (3 month EURIBOR + 4.750%)	4.750	03-31-26	EUR	7,070,317	7,956,737
Insurance 3.4%
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	5.430	05-09-25		10,579,487	10,296,485
Asurion LLC, 2017 Term Loan B4 (1 month LIBOR + 3.000%)	5.439	08-04-22		7,704,801	7,670,437
Genworth Holdings, Inc., Term Loan (2 month LIBOR + 4.500%)	6.993	03-07-23		4,138,200	4,169,237
HUB International, Ltd., 2018 Term Loan B (2 and 3 month LIBOR + 2.750%)	5.336	04-25-25		12,263,858	11,933,225
Mortgage real estate investment trusts 0.1%
Apollo Commercial Real Estate Finance, Inc., Term Loan B (3 month LIBOR + 2.750%)	5.190	05-15-26		1,407,139	1,391,308
Health care 11.9%					120,815,335

Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan (1 week LIBOR + 2.250%)	4.637	01-31-25		1,456,123	1,448,478
Health care equipment and supplies 2.1%
Auris Luxembourg III Sarl, 2019 USD Term Loan B (1 month LIBOR + 3.750%)	6.188	02-27-26		5,000,000	5,002,500
Core & Main LP, 2017 Term Loan B (3 month LIBOR + 3.000%)	5.626	08-01-24		2,238,596	2,232,060
Solenis International LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 4.000%)	6.522	06-26-25		6,136,015	6,077,722
Solenis International LLC, 2018 2nd Lien Term Loan (3 month LIBOR + 8.500%)	11.022	06-26-26		2,100,000	2,070,243
Solenis International LLC, EUR Term Loan B (B)	TBD	06-26-25	EUR	2,526,685	2,829,742
Tecomet, Inc., 2017 Repriced Term Loan (1 month LIBOR + 3.500%)	5.953	05-01-24		2,977,272	2,962,386
Health care providers and services 4.5%
Beta Sub LLC, Term Loan B (B)	TBD	05-21-26		1,887,377	1,873,222
Concentra, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.220	06-01-22		8,737,114	8,671,586
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.188	06-06-25		3,025,439	2,987,621
Envision Healthcare Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.188	10-10-25		4,414,881	4,008,358
National Mentor Holdings, Inc., 2019 Term Loan B (1 month LIBOR + 4.250%)	6.690	03-09-26		1,658,605	1,661,723
National Mentor Holdings, Inc., 2019 Term Loan C (1 month LIBOR + 4.250%)	6.690	03-09-26		103,019	103,213
NVA Holdings, Inc., Term Loan B3 (1 month LIBOR + 2.750%)	5.189	02-02-25		4,853,306	4,689,507
NVA Holdings, Inc., Term Loan B4 (1 month LIBOR + 3.500%)	5.938	02-02-25		945,202	941,658

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND 5

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.180	02-14-25	3,924,836	$3,787,467
PetVet Care Centers LLC, 2018 Delayed Draw Term Loan (1 month LIBOR + 2.750%)	4.184	02-14-25	884,134	853,189
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.189	02-06-24	3,482,234	3,131,851
U.S. Anesthesia Partners, Inc., 2017 Term Loan (1 month LIBOR + 3.000%)	5.438	06-23-24	8,759,018	8,726,171
Wink Holdco, Inc., 1st Lien Term Loan B (1 month LIBOR + 3.000%)	5.439	12-02-24	4,589,282	4,478,863
Health care technology 2.5%
Bioclinica-Synowledge Holdings Corp., 1st Lien Term Loan (3 month LIBOR + 4.250%)	6.812	10-20-23	5,453,110	5,098,658
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.750%)	5.189	03-01-24	3,039,495	2,989,556
Equian Buyer Corp., Add on Term Loan B (1 month LIBOR + 3.250%)	5.688	05-20-24	2,346,782	2,326,834
GHX Ultimate Parent Corp., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	5.851	06-28-24	2,977,273	2,928,892
Netsmart Technologies, Inc., Term Loan D1 (B)	TBD	04-19-23	1,532,075	1,512,925
Press Ganey Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.189	10-23-23	7,673,858	7,614,385
VVC Holding Corp., 2019 Term Loan B (1 and 3 month LIBOR + 4.500%)	7.045	02-11-26	3,163,160	3,156,581
Life sciences tools and services 1.9%
Jaguar Holding Company II, 2018 Term Loan (1 month LIBOR + 2.500%)	4.939	08-18-22	10,409,746	10,282,851
Packaging Coordinators Midco, Inc., 1st Lien Term Loan (3 month LIBOR + 4.000%)	6.610	06-30-23	3,790,256	3,780,781
PAREXEL International Corp., Term Loan B (1 month LIBOR + 2.750%)	5.188	09-27-24	5,704,546	5,416,923
Pharmaceuticals 0.7%
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	5.467	06-02-25	7,197,386	7,169,389
Industrials 18.2%				184,557,885

Aerospace and defense 3.2%
Ducommun, Inc., Term Loan B (3 month LIBOR + 4.000%)	6.508	11-16-25	3,054,871	3,066,327
Jazz Acquisition, Inc., 1st Lien Term Loan (3 month LIBOR + 3.500%)	6.101	06-19-21	8,942,549	8,909,014
Nordam Group, Inc., Term Loan B (1 month LIBOR + 5.500%)	8.000	04-03-26	2,828,186	2,814,045
TransDigm, Inc., 2018 Term Loan E (1 month LIBOR + 2.500%)	4.938	05-30-25	2,515,256	2,463,895
TransDigm, Inc., 2018 Term Loan F (1 month LIBOR + 2.500%)	4.939	06-09-23	5,918,537	5,811,293
WP CPP Holdings LLC, 2018 2nd Lien Term Loan (3 month LIBOR + 7.750%)	10.340	04-30-26	3,220,000	3,182,423
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	6.340	04-30-25	6,775,950	6,770,326
Air freight and logistics 0.4%
XPO Logistics, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.439	02-24-25	4,143,228	4,104,820
Airlines 0.5%
American Airlines, Inc., 2017 Incremental Term Loan (1 month LIBOR + 2.000%)	4.440	12-14-23	4,949,495	4,872,184
Building products 2.3%
NCI Building Systems, Inc., 2018 Term Loan (3 month LIBOR + 3.750%)	6.354	04-12-25	3,312,052	3,260,980
Specialty Building Products Holdings LLC, 2018 Term Loan B (1 month LIBOR + 5.750%)	8.188	09-18-25	2,213,414	2,178,375
Tamko Building Products, Inc., Term Loan B (B)	TBD	04-23-26	1,779,651	1,770,753
The Azek Company LLC, 2017 Term Loan (6 month LIBOR + 3.750%)	6.633	05-05-24	10,219,857	10,092,109
Wilsonart LLC, 2017 Term Loan B (3 month LIBOR + 3.250%)	5.860	12-19-23	5,944,483	5,812,575

6 JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^		Value
Industrials (continued)
Commercial services and supplies 4.7%
Advanced Disposal Services, Inc., Term Loan B3 (1 week LIBOR + 2.250%)	4.637	11-10-23		4,124,946	$4,114,633
American Builders & Contractors Supply Company, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.439	10-31-23		4,241,942	4,170,083
AVSC Holding Corp., 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.250%)	5.768	03-01-25		1,943,132	1,888,083
Camelot Finance LP, 2017 Repriced Term Loan (1 month LIBOR + 3.250%)	5.679	10-03-23		4,823,492	4,816,449
IAA Spinco, Inc., Term Loan B (B)	TBD	05-22-26		1,733,319	1,737,653
Nielsen Finance LLC, USD Term Loan B4 (1 month LIBOR + 2.000%)	4.463	10-04-23		2,623,331	2,579,600
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.189	05-02-22		6,588,498	6,517,145
Quimper AB, EUR Term Loan B1 (3 month EURIBOR + 4.250%)	4.250	02-13-26	EUR	4,372,802	4,903,394
Quimper AB, EUR Term Loan B2 (3 month EURIBOR + 4.250%)	4.250	02-13-26	EUR	211,726	237,416
Sterling Midco Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.938	06-19-24		2,977,273	2,891,676
Tempo Acquisition LLC, Term Loan (1 month LIBOR + 3.000%)	5.439	05-01-24		6,421,205	6,386,402
TRC Companies, Inc., Term Loan (1 month LIBOR + 3.500%)	5.938	06-21-24		2,856,375	2,856,375
Wand NewCompany 3, Inc., 2019 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.967	02-05-26		2,648,363	2,651,673
Webhelp SAS, 2017 EUR Term Loan B (3 month EURIBOR + 3.500% and 6 month EURIBOR + 3.250%)	3.333	03-16-23	EUR	2,000,000	2,231,507
Construction and engineering 0.7%
KBR, Inc., Term Loan B (1 month LIBOR + 3.750%)	6.188	04-25-25		5,705,628	5,702,091
Sabre Industries, Inc., 2019 Term Loan B (1 month LIBOR + 4.500%)	6.940	04-02-26		1,211,315	1,210,564
Electrical equipment 0.7%
Brookfield WEC Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.938	08-01-25		7,567,378	7,545,735
Machinery 3.0%
AI Alpine AT Bidco GmbH, 2018 EUR Term Loan B (1 month EURIBOR + 3.500%)	3.500	10-31-25	EUR	2,686,791	2,990,293
AI Alpine US Bidco, Inc., 2018 USD Term Loan B (1 month LIBOR + 3.250%)	5.736	10-31-25		3,450,341	3,389,960
Altra Industrial Motion Corp., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.439	10-01-25		1,176,589	1,164,094
CIRCOR International, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.953	12-11-24		3,001,437	2,982,678
Gardner Denver, Inc., 2017 EUR Term Loan B (1 month EURIBOR + 3.000%)	3.000	07-30-24	EUR	2,442,058	2,731,991
Gardner Denver, Inc., 2017 USD Term Loan B (1 month LIBOR + 2.750%)	5.188	07-30-24		2,645,987	2,644,453
Gates Global LLC, 2017 USD Repriced Term Loan B (1 month LIBOR + 2.750%)	5.189	04-01-24		2,977,330	2,953,511
Pro Mach Group, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	5.190	03-07-25		2,473,741	2,395,669
Sundyne US Purchaser, Inc., Term Loan (1 month LIBOR + 4.000%)	6.438	04-23-26		2,231,966	2,226,386
Titan Acquisition, Ltd., 2018 Term Loan B (1 month LIBOR + 3.000%)	5.438	03-28-25		6,876,180	6,593,637
Marine 0.3%
Silk Bidco AS, EUR Term Loan B (6 month EURIBOR + 4.000%)	4.000	02-07-25	EUR	2,516,393	2,773,940
Trading companies and distributors 1.2%
ASP Unifrax Holdings, Inc., Term Loan B1 (B)	TBD	12-12-25		1,635,000	1,596,986
ASP Unifrax Holdings, Inc., Term Loan B1 (B)	TBD	12-14-25	EUR	3,166,937	3,414,116
GYP Holdings III Corp., 2018 Term Loan B (1 month LIBOR + 2.750%)	5.188	06-01-25		2,575,954	2,526,573
Univar USA, Inc., 2017 USD Term Loan B (1 month LIBOR + 2.250%)	4.689	07-01-24		2,262,563	2,250,933
Univar USA, Inc., 2019 USD Term Loan B (1 month LIBOR + 2.500%)	4.938	07-01-24		1,220,167	1,216,360
Univar, Inc., 2019 EUR Term Loan B (3 month EURIBOR + 2.750%)	2.750	07-01-24	EUR	777,469	872,623

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND 7

	Rate (%)	Maturity date	Par value^		Value
Industrials (continued)
Transportation infrastructure 1.2%
Atlantic Aviation FBO, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%)	6.190	12-06-25		3,659,629	$3,687,076
Dynasty Acquisition Company, 2019 Term Loan B1 (3 month LIBOR + 4.000%)	6.603	04-06-26		2,707,974	2,712,199
Dynasty Acquisition Company, 2019 Term Loan B2 (3 month LIBOR + 4.000%)	6.602	04-06-26		1,455,900	1,458,171
Savage Enterprises LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 4.500%)	6.970	08-01-25		4,415,599	4,426,638
Information technology 15.3%					154,587,720

Communications equipment 0.4%
CommScope, Inc., 2019 Term Loan B (1 month LIBOR + 3.250%)	5.689	04-06-26		2,304,477	2,292,955
Datto, Inc., 2019 Term Loan B (1 month LIBOR + 4.250%)	6.688	04-02-26		1,299,410	1,307,531
Electronic equipment, instruments and components 1.6%
Dell International LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	4.440	09-07-23		7,811,050	7,765,902
Everest Bidco SASU, 2018 EUR Term Loan (3 month EURIBOR + 4.000%)	4.000	07-04-25	EUR	2,000,000	2,239,886
Excelitas Technologies Corp., 2018 Add On Term Loan B (3 month LIBOR + 3.500%)	6.101	12-02-24		1,855,913	1,848,954
Excelitas Technologies Corp., USD 2017 1st Lien Term Loan (3 month LIBOR + 3.500%)	6.101	12-02-24		2,918,904	2,911,607
Mirion Technologies, Inc., 2019 Term Loan B (3 month LIBOR + 4.000%)	6.594	03-06-26		1,475,399	1,480,017
IT services 4.5%
Barracuda Networks, Inc., 1st Lien Term Loan (3 month LIBOR + 3.250%)	5.773	02-12-25		3,633,744	3,620,118
Boxer Parent Company, Inc., 2018 USD Term Loan B (3 month LIBOR + 4.250%)	6.851	10-02-25		6,450,302	6,329,359
Carbonite, Inc., Term Loan B (1 month LIBOR + 3.750%)	6.180	03-26-26		1,175,863	1,177,827
DLG Acquisitions, Ltd., 2019 EUR Term Loan B (B)	TBD	05-23-26	EUR	1,520,337	1,702,691
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.188	07-12-25		2,985,000	2,966,344
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 2.000%)	4.439	02-15-24		5,507,003	5,493,951
GTT Communications, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.750%)	5.190	05-31-25		6,626,932	6,111,291
Masergy Holdings, Inc., Term Loan B (B)	TBD	12-15-23		1,955,000	1,920,788
Optiv Security, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.689	02-01-24		921,093	855,465
TGG TS Acquisition Company, 2018 Term Loan B (3 month LIBOR + 6.500%)	9.093	12-05-25		2,426,750	2,405,516
TNS, Inc., 2013 Term Loan B (3 month LIBOR + 4.000%)	6.590	08-14-22		2,757,516	2,727,873
Travelport Finance Luxembourg Sarl, 2019 Term Loan (B)	TBD	03-13-26		6,367,495	6,078,283
WEX, Inc. Term Loan B3 (B)	TBD	05-15-26		4,232,724	4,199,201
Semiconductors and semiconductor equipment 0.5%
Bright Bidco BV, 2018 Term Loan B (1 and 3 month LIBOR + 3.500%)	6.048	06-30-24		1,687,321	1,273,928
Microchip Technology, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.440	05-29-25		3,468,493	3,454,619
Software 8.0%
Epicor Software Corp., 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.690	06-01-22		7,946,447	7,906,714
Greeneden US Holdings II LLC, 2018 USD Term Loan B (1 month LIBOR + 3.250%)	5.688	12-01-23		8,382,061	8,289,858
Kronos, Inc., 2017 Term Loan B (3 month LIBOR + 3.000%)	5.579	11-01-23		5,662,967	5,644,110
MA FinanceCo LLC, 2017 Term Loan B2 (1 month LIBOR + 2.250%)	4.689	11-19-21		3,637,347	3,591,880
MA FinanceCo LLC, USD Term Loan B3 (1 month LIBOR + 2.500%)	4.929	06-21-24		495,297	487,868
Mavenir Systems, Inc., 2018 Term Loan B (1 month LIBOR + 6.000%)	8.470	05-08-25		2,977,444	2,958,835
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B (6 month LIBOR + 3.500%)	6.370	04-26-24		2,977,273	2,933,864
Project Boost Purchaser LLC, Term Loan B (B)	TBD	05-22-26		533,632	531,631

8 JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^		Value
Information technology (continued)
Software (continued)
Quest Software US Holdings, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 4.250%)	6.833	05-16-25		2,979,027	$2,923,170
RP Crown Parent LLC, 2016 Term Loan B (1 month LIBOR + 2.750%)	5.188	10-12-23		6,211,349	6,162,155
Salient CRGT, Inc., 2017 Term Loan (1 month LIBOR + 6.000%)	8.438	02-28-22		2,717,354	2,635,833
Seattle SpinCo, Inc., USD Term Loan B3 (1 month LIBOR + 2.500%)	4.939	06-21-24		3,344,863	3,294,690
SolarWinds Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	5.189	02-05-24		9,132,979	9,054,526
Sophia LP, 2017 Term Loan B (3 month LIBOR + 3.250%)	5.851	09-30-22		6,342,559	6,302,918
SS&C European Holdings Sarl, 2018 Term Loan B4 (1 month LIBOR + 2.250%)	4.689	04-16-25		953,633	947,015
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	4.689	04-16-25		1,359,506	1,350,071
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.250%)	4.689	04-16-25		5,576,146	5,538,953
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan (1 month LIBOR + 5.250%)	7.688	06-30-22		5,798,730	5,781,797
The Ultimate Software Group, Inc., Term Loan B (3 month LIBOR + 3.750%)	6.274	05-04-26		2,631,154	2,631,154
Weld North Education LLC, Term Loan B (3 month LIBOR + 4.250%)	6.851	02-07-25		2,343,683	2,343,683
Technology hardware, storage and peripherals 0.3%
HCP Acquisition LLC, 2017 Term Loan B (1 month LIBOR + 2.750%)	5.189	05-16-24		3,144,332	3,112,889
Materials 5.2%					52,279,315

Chemicals 1.1%
Hexion International Holdings BV, DIP Term Loan (3 month LIBOR + 2.750%)	5.350	10-01-20		396,491	395,333
Plaskolite PPC Intermediate II LLC, 1st Lien Term Loan (1 month LIBOR + 4.250%)	6.690	12-12-25		5,100,170	5,040,651
Starfruit US Holdco LLC, 2018 USD Term Loan B (1 month LIBOR + 3.250%)	5.717	10-01-25		5,056,383	5,011,077
US Salt LLC, 2019 Term Loan B (1 month LIBOR + 4.750%)	7.189	01-18-26		901,321	899,068
Containers and packaging 2.5%
Berry Global, Inc., 2019 EUR Term Loan (B)	TBD	05-15-26	EUR	681,993	763,161
Berry Global, Inc., Term Loan U (B)	TBD	05-17-26		2,708,312	2,693,091
BWAY Holding Company, 2017 Term Loan B (3 month LIBOR + 3.250%)	5.854	04-03-24		6,912,273	6,724,121
Irel AcquiCo GmbH, EUR Term Loan B (B)	TBD	04-04-26	EUR	2,590,236	2,910,205
Klockner Pentaplast of America, Inc., EUR 2017 Term Loan B1 (3 month EURIBOR + 4.750%)	4.750	06-30-22	EUR	1,765,782	1,734,565
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.938	09-06-25		5,273,500	5,012,040
NPC International, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.938	04-19-24		3,109,177	2,437,595
Trident TPI Holdings, Inc., 2017 USD Term Loan B1 (1 month LIBOR + 3.250%)	5.689	10-17-24		3,516,364	3,375,710
Metals and mining 0.8%
TurboCombustor Technology, Inc., New Term Loan B (1 month LIBOR + 4.500%)	6.939	12-02-20		5,234,252	5,077,224
WireCo WorldGroup, Inc., 1st Lien Term Loan (1 month LIBOR + 5.000%)	7.438	09-30-23		2,538,116	2,535,578
Paper and forest products 0.8%
Flex Acquisition Company, Inc., 1st Lien Term Loan (3 month LIBOR + 3.000%)	5.626	12-29-23		4,614,270	4,422,778
Flex Acquisition Company, Inc., 2018 Incremental Term Loan (3 month LIBOR + 3.250%)	5.876	06-29-25		3,383,295	3,247,118
Real estate 2.2%					22,079,283

Equity real estate investment trusts 1.9%
Iron Mountain, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	4.189	01-02-26		2,779,531	2,683,415
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B (1 month LIBOR + 2.000%)	4.438	03-21-25		5,408,271	5,364,356
Uniti Group LP, 2017 Term Loan B (1 month LIBOR + 5.000%)	7.438	10-24-22		5,500,923	5,350,637

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND 9

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 2.000%)	4.436	12-20-24	5,374,545	$5,328,271
Real estate management and development 0.3%
Edgewater Generation LLC, Term Loan (1 month LIBOR + 3.750%)	6.189	12-13-25	3,358,481	3,352,604
Corporate bonds 5.5%				$55,282,690
(Cost $61,202,949)
Communication services 1.4%				13,758,911

Diversified telecommunication services 0.8%
Cincinnati Bell, Inc. (D)	7.000	07-15-24	1,250,000	1,071,875
Intelsat Jackson Holdings SA (D)	8.500	10-15-24	1,500,000	1,458,750
Intelsat Jackson Holdings SA (D)	9.500	09-30-22	4,625,000	5,341,868
Media 0.6%
Entercom Media Corp. (D)	6.500	05-01-27	446,000	452,690
Entercom Media Corp. (D)	7.250	11-01-24	673,000	688,143
iHeartCommunications, Inc.	6.375	05-01-26	1,538,000	1,597,598
MDC Partners, Inc. (D)	6.500	05-01-24	1,837,000	1,680,855
Ziggo Bond Company BV (D)	6.000	01-15-27	1,300,000	1,262,625
Wireless telecommunication services 0.0%
Sprint Communications, Inc.	11.500	11-15-21	180,000	204,507
Consumer discretionary 0.7%				7,123,809

Diversified consumer services 0.1%
Midas Intermediate Holdco II LLC (D)	7.875	10-01-22	1,250,000	1,150,000
Hotels, restaurants and leisure 0.5%
IRB Holding Corp. (D)	6.750	02-15-26	524,000	510,900
Scientific Games International, Inc. (D)	5.000	10-15-25	2,058,000	2,027,130
Scientific Games International, Inc. (D)	8.250	03-15-26	2,155,000	2,167,154
Specialty retail 0.1%
Party City Holdings, Inc. (D)(E)	6.625	08-01-26	1,275,000	1,268,625
Consumer staples 0.3%				3,219,093

Food and staples retailing 0.1%
Matterhorn Merger Sub LLC (D)	8.500	06-01-26	1,250,000	1,100,000
Household products 0.2%
Kronos Acquisition Holdings, Inc. (D)	9.000	08-15-23	1,875,000	1,621,875
Personal products 0.0%
Coty, Inc. (D)(E)	6.500	04-15-26	518,000	497,218
Energy 0.2%				2,312,755

Oil, gas and consumable fuels 0.2%
Bruin E&P Partners LLC (D)	8.875	08-01-23	2,092,000	1,877,570
Murray Energy Corp. (9.000% Cash and 3.000% PIK) (D)	12.000	04-15-24	1,279,956	435,185
Health care 0.8%				8,321,185

Health care providers and services 0.4%
MEDNAX, Inc. (D)	6.250	01-15-27	2,508,000	2,514,270
Tenet Healthcare Corp. (D)	6.250	02-01-27	1,594,000	1,625,880
Pharmaceuticals 0.4%
Bausch Health Americas, Inc. (D)	8.500	01-31-27	1,007,000	1,057,038
Bausch Health Companies, Inc. (D)	9.000	12-15-25	1,913,000	2,058,866
IQVIA, Inc. (D)	5.000	05-15-27	1,050,000	1,065,131

10 JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^		Value
Industrials 1.6%					$15,486,605

Aerospace and defense 0.4%
Pioneer Holdings LLC (D)	9.000	11-01-22		2,490,000	2,546,025
TransDigm, Inc.	6.500	05-15-25		1,275,000	1,265,438
Air freight and logistics 0.3%
XPO Logistics, Inc. (D)	6.750	08-15-24		2,910,000	2,990,025
Commercial services and supplies 0.6%
Aptim Corp. (D)(E)	7.750	06-15-25		1,875,000	1,443,750
Paprec Holding SA	4.000	03-31-25	EUR	618,000	639,705
Paprec Holding SA (Greater of 3 month EURIBOR + 3.500% or 3.500%) (F)	3.500	03-31-25	EUR	674,000	693,852
Prime Security Services Borrower LLC (D)	5.250	04-15-24		1,398,000	1,371,829
Prime Security Services Borrower LLC (D)	5.750	04-15-26		1,398,000	1,380,525
Machinery 0.3%
Lincoln Financing Sarl (Greater of 3 month EURIBOR + 3.875% or 3.875%) (D)(F)	3.875	04-01-24	EUR	2,038,000	2,231,230
Titan Acquisition, Ltd. (D)	7.750	04-15-26		1,037,000	924,226
Information technology 0.1%					837,200

IT services 0.1%
Go Daddy Operating Company LLC (D)	5.250	12-01-27		832,000	837,200
Materials 0.4%					4,223,132

Construction materials 0.2%
Summit Materials LLC (D)	5.125	06-01-25		753,000	739,823
Summit Materials LLC (D)	6.500	03-15-27		1,069,000	1,095,725
Containers and packaging 0.2%
Ardagh Packaging Finance PLC (D)	6.000	02-15-25		1,250,000	1,237,750
Berry Global Escrow Corp. (D)	5.625	07-15-27		239,000	240,793
BWAY Holding Company (D)	7.250	04-15-25		937,000	901,956
Metals and mining 0.0%
Midwest Vanadium Pty, Ltd. (C)(D)	11.500	02-15-18		5,668,325	7,085

			Shares		Value
Common stocks 0.0%					$187,478
(Cost $11,881,123)
Energy 0.0%					187,478

Energy equipment and services 0.0%
Hercules Offshore, Inc. (G)(H)				196,736	187,478

	Rate (%)	Maturity date	Par value^		Value
Escrow certificates 0.0%					$881
(Cost $0)
Magellan Health, Inc. (G)(H)	9.750	05-15-20		3,400,000	881

		Yield (%)	Shares		Value
Securities lending collateral 0.3%					$3,372,300
(Cost $3,370,967)
John Hancock Collateral Trust (I)		2.3405(J)		336,994	3,372,300

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND 11

	Yield (%)	Shares	Value
Short-term investments 1.8%			$18,030,225
(Cost $18,030,225)
Money market funds 1.8%			18,030,225

State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3150(J)	18,030,225	18,030,225
Total investments (Cost $1,096,043,767) 103.6%			$1,049,719,783
Other assets and liabilities, net (3.6%)			(36,842,830)
Total net assets 100.0%			$1,012,876,953

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

EUR	Euro

Security Abbreviations and Legend

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security—Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).

(C)	Non-income producing—Issuer is in default.
(D)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(E)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $3,205,842.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 5-31-19.

The fund had the following country composition as a percentage of net assets on 5-31-19:

United States	84.2%
Canada	3.8%
Luxembourg	3.0%
France	2.6%
Sweden	1.1%
United Kingdom	1.0%
Other countries	4.3%
TOTAL	100.0%

12 JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	68,532,909	EUR	61,120,000	CITI	6/14/2019	$195,972	—
						$195,972	—

Derivatives Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations

CITI	Citibank, N.A.
OTC	Over-the-counter

See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND 13

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2019, by major security category or type:

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$972,846,209	—	$972,846,209	—
Corporate bonds	55,282,690	—	55,282,690	—
Common stocks	187,478	—	—	$187,478
Escrow certificates	881	—	—	881
Securities lending collateral	3,372,300	$3,372,300	—	—
Short-term investments	18,030,225	18,030,225	—	—
Total investments in securities	$1,049,719,783	$21,402,525	$1,028,128,899	$188,359
Derivatives:
Assets
Forward foreign currency contracts	$195,972	—	$195,972	—

Term loans (Floating rate loans).The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

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The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/ or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At May 31, 2019, the fund had $906,804 in unfunded loan commitments outstanding.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock
Collateral Trust	3,940,471	1,821,869	(5,425,346)	336,994	—	—	$73	$150	$3,372,300

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

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More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

328Q3 05/19
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.	7/19